Leases (Details) - Schedule of lease - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating leases	$ 7,487,456
Right-of-use assets obtained in exchange for lease obligations:
Operating leases
Operating leases:
Operating lease right-of-use assets	13,827,360	$ 13,924,826
Current portion of operating lease liabilities	4,862,766	5,131,373
Long-term operating lease liabilities	6,403,858	$ 7,768,216
Total operating lease liabilities	$ 11,266,624
Weighted average remaining lease term
Weighted average remaining lease term Operating leases	3 years 11 months 4 days
Weighted average discount rate	4.80%